Company obligated mandatorily redeemable preferred interest and NICC license agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Company obligated mandatorily redeemable preferred interest and NICC license agreements
Company obligated mandatorily redeemable preferred interest and NICC license agreements

7. Company Obligated Mandatorily Redeemable Preferred Interest and NICC License Agreements

Pursuant to a 1998 agreement among the Company and others then owning membership interests in Crown Media United States (the “Company Agreement”), VISN Management Corp. (“VISN,” a wholly-owned subsidiary of National Interfaith Cable Coalition, Inc., “NICC”) owned a $25.0 million mandatorily redeemable, preferred membership interest (the “preferred interest”) in Crown Media United States. Until its December 2010 redemption, the preferred interest was reflected in the accompanying consolidated financial statements at its accreted fair value, which was established as of July 1, 2003 pursuant to ASC Topic 480 Distinguishing Liabilities from Equity. The $25.0 million redemption fulfilled the Company’s obligations to NICC and VISN.

On January 2, 2008, the Company and NICC executed an agreement (the “Modification Agreement”) to resolve mutual disputes related to a December 2005 agreement (the “December 2005 NICC Agreement”).  As part of the Modification Agreement, the Company agreed to pay NICC $3.8 million in equal installments on each January 20 of 2008, 2009 and 2010.  The Company also agreed to provide NICC a two-hour broadcast period granted each Sunday morning during the two year period ended December 31, 2009, and to pay NICC an estimated $3.7 million in yearly installments at the rate of 6% of the outstanding liquidation preference of the preferred interest.

The Company also paid NICC $2.8 million and $0 during the six months ended June 30, 2010 and 2011, respectively, in connection with the provisions of the Company Agreement, the December 2005 NICC Agreement and the Modification Agreement.  No amounts were paid to NICC during the three months ended June 30, 2010 or 2011.

10. Company obligated mandatorily redeemable preferred interest and NICC license agreements

Pursuant to a 1998 agreement among the Company and others then owning membership interests in Crown Media United States (the "Company Agreement"), VISN Management Corp. ("VISN," a wholly-owned subsidiary of National Interfaith Cable Coalition, Inc., "NICC") owned a $25.0 million mandatorily redeemable, preferred membership interest (the "preferred interest"). Until its December 2010 redemption, the preferred interest was reflected in the accompanying consolidated financial statements at its accreted fair value (which was established as of July 1, 2003 pursuant to ASC Topic 480 Distinguishing Liabilities from Equity).

On January 2, 2008, the Company and NICC executed an agreement (the "Modification Agreement") to resolve mutual disputes related to a December 2005 agreement (the "December 2005 NICC Agreement"). As part of the Modification Agreement, we agreed to pay NICC $3.8 million in equal installments on each January 20 of 2008, 2009 and 2010. We also agreed to provide NICC a two-hour broadcast period granted each Sunday morning during the two year period ended December 31, 2009. We also agreed to pay NICC an estimated $3.7 million in yearly installments at the rate of 6% of the outstanding liquidation preference of the preferred interest. These costs and the related liability were recorded in December 2007 at a discounted amount of $8.2 million. At December 31, 2008, the Company recorded additional programming expense of approximately $744,000 to give effect to revisions of anticipated dates on which preferred interest redemptions would occur.

Subsequent to the execution of the Modification Agreement, NICC asserted that certain other provisions of the December 2005 NICC Agreement had not been resolved. In full settlement of NICC's assertion, the Company assigned its ownership interest in a Hallmark Channel original movie which was previously co-owned by NICC and the Company, subject to the Company retaining certain broadcast rights. Settlement expense of approximately $483,000 is included as a component of selling, general and administrative expense in the consolidated statement of operations for the year ended December 31, 2008. The Company also recognized a gain of approximately $101,000 in connection with the disposition of its film asset.

In addition to paying VISN $25.0 million in 2010 for the redemption of the preferred interest, the Company paid NICC $6.4 million, $4.6 million and $2.8 million during the years ended December 31, 2008, 2009 and 2010, respectively, in connection with the provisions of the Company Agreement, the December 2005 NICC Agreement and the Modification Agreement. Such payments fulfilled the Company's obligations to NICC and VISN.